EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands				7 Months Ended	12 Months Ended
	Jul. 31, 2023	Aug. 09, 2022	Feb. 23, 2022	Jul. 31, 2023	Dec. 31, 2023	Jan. 01, 2023	Aug. 08, 2022	Aug. 09, 2023	Aug. 04, 2021
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)		9,132,337	19,477,744					8,778,638	9,926,177
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares	5.00%	5.00%	10.00%				5.00%
Average daily trading volume of shares				370,447
Maximum shares to be repurchased daily				92,611
Average daily trading volume, percentage				25.00%
Shares repurchased for cancellation (in shares)					11,830,618
Shares repurchased for cancellation					$ 370,430	$ 443,859
Number of shares in entity held by entity or by its subsidiaries or associates					8,245	8,129
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)					11,831,000	13,097,000
Shares repurchased for cancellation					$ 14,786	$ 13,335
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation					$ 355,644	$ 430,524